Trade Receivables - Summary Of Trade Receivables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Disclosure Of Detailed Information About Trade Receivables [Line Items]
Outside parties	$ 81,711	$ 107,744	$ 88,808
Outside Parties [Member]
Disclosure Of Detailed Information About Trade Receivables [Line Items]
Outside parties		$ 107,744	$ 88,808